iShares
®
Asia/Pacific Dividend ETF
Schedule of Investments
(unaudited)
January 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  38 .6%
ANZ Group Holdings Ltd. ................... 108,364 $ 2,756,816
Bank of Queensland Ltd. .................... 121,108 570,402
Bendigo & Adelaide Bank Ltd. ................ 100,419 764,671
BHP Group Ltd. .......................... 149,428 5,146,652
Deterra Royalties Ltd. ...................... 198,874 580,703
Eagers Automotive Ltd. ..................... 53,477 992,727
Elders Ltd. ............................. 76,708 392,955
Fortescue Ltd. ........................... 233,561 3,382,165
Harvey Norman Holdings Ltd. ................ 137,188 616,484
Magellan Financial Group Ltd. ................ 75,893 458,802
Perpetual Ltd. ........................... 30,246 378,749
Rio Tinto Ltd. ........................... 26,410 2,751,520
Santos Ltd. ............................. 361,737 1,764,100
Super Retail Group Ltd. .................... 48,327 493,141
Viva Energy Group Ltd.
(a)
................... 389,511 487,607
Westpac Banking Corp. .................... 100,995 2,713,644
24,251,138
a
China  —  1 .2%
BOC Aviation Ltd.
(a)
....................... 72,000 745,894
a
Hong Kong  —  35 .4%
BOC Hong Kong Holdings Ltd. ................ 341,500 1,798,335
CK Asset Holdings Ltd. ..................... 267,000 1,564,123
CK Hutchison Holdings Ltd. .................. 255,000 2,056,142
CK Infrastructure Holdings Ltd. ................ 96,000 788,472
Henderson Land Development Co. Ltd. .......... 415,000 1,650,711
Hongkong Land Holdings Ltd. ................ 156,200 1,325,337
Hysan Development Co. Ltd. ................. 361,000 991,442
Jardine Matheson Holdings Ltd. ............... 26,600 1,938,553
Kerry Properties Ltd. ...................... 313,500 951,712
Man Wah Holdings Ltd. ..................... 745,200 462,208
PCCW Ltd. ............................. 1,590,000 1,188,279
Power Assets Holdings Ltd. .................. 175,000 1,357,431
Sino Land Co. Ltd. ........................ 1,012,000 1,522,968
Stella International Holdings Ltd. .............. 269,500 498,148
Sun Hung Kai Properties Ltd. ................. 146,000 2,344,597
Swire Pacific Ltd. , Class A ................... 76,500 738,216
Swire Properties Ltd. ...................... 356,600 1,080,873
22,257,547
a
Japan  —  4 .1%
Aoyama Trading Co. Ltd. .................... 24,200 410,759
Iino Kaiun Kaisha Ltd. ...................... 41,300 419,070
Kobe Steel Ltd. .......................... 73,300 1,055,139
Mitsuboshi Belting Ltd. ..................... 11,100 289,168
Nishimatsu Construction Co. Ltd. .............. 10,500 390,735
2,564,871
a
New Zealand  —  2 .5%
Spark New Zealand Ltd. .................... 1,160,212 1,578,754
a
Singapore  —  18 .1%
DBS Group Holdings Ltd. ................... 58,900 2,737,811
Jardine Cycle & Carriage Ltd.
(b)
............... 23,000 573,670
Keppel Ltd. ............................. 190,600 1,639,698
Oversea-Chinese Banking Corp. Ltd. ........... 152,800 2,550,162
United Overseas Bank Ltd. .................. 62,600 1,886,710
Venture Corp. Ltd. ........................ 72,900 936,118
Security Shares Value
a
Singapore (continued)
Wilmar International Ltd.
(b)
................... 385,800 $ 1,030,102
11,354,271
a
Total Long-Term Investments — 99.9%
(Cost: $ 49,111,839 ) ................................. 62,752,475
a
Short-Term Securities
Money Market Funds  —  0 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(c) (d) (e)
...................... 361,905 362,085
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(c) (d)
............................ 24,856 24,856
a
Total Short-Term Securities — 0.6%
(Cost: $ 386,941 ) ................................... 386,941
Total Investments —  100.5%
(Cost: $ 49,498,780 ) ................................. 63,139,416
Liabilities in Excess of Other Assets — ( 0 .5 ) % ............... (305,077)
Net Assets — 100.0% ................................. $ 62,834,339
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Asia/Pacific Dividend ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ —  $ 362,070
(a)
$ —  $ 15  $ —  $ 362,085  361,905  $ 2,332
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 10,000  14,856
(a)
—  —  —  24,856  24,856  1,515  —
$ —  $ 15  $ —
$ 386,941
$ 3,847  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Singapore Index .................................................................. 1 02/26/26 $ 36 $ 145
Mini TOPIX Index ...................................................................... 1 03/12/26 23 1,319
$ 1,464

iShares
®
Asia/Pacific Dividend ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,076,902  $ 60,675,573  $ —  $ 62,752,475
Short-Term Securities
Money Market Funds ...................................... 386,941  —  —  386,941
$ 2,463,843  $ 60,675,573  $ —  $ 63,139,416
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 1,464  $ —  $ —  $ 1,464
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)